SUPPLEMENT DATED AUGUST 1, 2013

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

1. On page 56, under the heading “Other Important Information”, the information in the section titled “Payments to Broker Dealers and Other Financial Intermediaries” is deleted and replaced with the following:

The Funds are primarily sold to retail investors through their principal underwriter, First Investors Corporation (“FIC”), which is an affiliate of the Funds’ adviser and both are subsidiaries of the same holding company.  FIC pays its representatives a higher level of compensation for selling First Investors Funds than for selling other funds.  The Funds also may be sold through unaffiliated broker-dealers and other financial intermediaries, which receive compensation for selling First Investors Funds.  These payments may create a conflict of interest by influencing representatives, broker-dealers or other financial intermediaries to recommend First Investors Funds over other funds.  For more information ask your representative or your financial intermediary, see the Funds’ Statement of Additional Information or visit First Investors’ or your financial intermediary’s website.

2. On page 103, under the heading “How do I open an account”, the first and fourth paragraphs in that section are deleted and replaced with the following:

You can open an account through a representative of the Funds’ principal underwriter, First Investors Corporation, or any other broker-dealer, insurance company, third party administrator or other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”).  It is generally our policy to only open accounts for U.S. citizens or resident aliens.  Accounts may be established in a variety of different registration options, including individual, joint and trust registrations.  Shares that you purchase through a financial intermediary may be held in your account with that firm.  Your Representative may help you complete the necessary paperwork to open a new account.  Your Representative will transmit your request to the Funds and may charge you a fee for this service.  Please contact your Representative for more information on how to open an account.

Federal law, including the USA PATRIOT Act, requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Therefore, if you are a new customer, you will be asked to provide certain information before your account may be opened, including your name, residential street address, date of birth, social security or taxpayer identification number (“TIN”), citizenship status and other information that will allow you to be identified.  You may also be asked to provide certain government issued documents, such as your driver’s license or passport, or other identifying documents.  In certain circumstances, this information may be obtained and verified with respect to any person authorized to effect transactions in an account.  The Funds and your financial intermediary may reject your new account application if the required identifying information is not provided.

In addition to the identifying requirements described above, if the Funds are unable to verify your identity to their satisfaction within a maximum of 60 days of opening your account, the Funds will restrict most types of investments in your account.  The Funds reserve the right to liquidate your account at the current net asset value if the Funds have not been able to verify your identity within a maximum of 90 days of opening the account or if the Funds have questions concerning the purpose of the account that have not been adequately explained.  The Funds may, in their sole discretion, refuse to establish, restrict or liquidate your account without waiting for the prescribed periods if the Funds believe for any reason that a more timely resolution is necessary or appropriate.  The Funds are not responsible for any loss that may occur and the Funds will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of their decision to liquidate an account.

3. On page 105, under the heading “What about accounts with multiple owners or representatives?” the following is inserted as a new paragraph before the first paragraph in this section:

The following applies with respect to accounts opened with the Funds.  If you purchased shares through a financial intermediary, the following policies may not apply.  Please contact your financial intermediary for additional information.

4. On page 107, under the heading “How do I make subsequent transactions”, the following paragraph is added at the end of that section as follows:

If you purchased shares of a Fund through a financial intermediary, you may contact your financial intermediary to determine if you are eligible to use the exchange policies described in this section and for its policies to effect an exchange.

5. On page 110, before the heading “Are sales charge discounts and waivers available”, a new heading and section titled “Do the Funds or FIMCO make payments to financial intermediaries?” is added as follows:

Do the Funds or FIMCO make payments to financial intermediaries?

When you buy and/or hold Fund shares through a financial intermediary, that financial intermediary typically will receive compensation.  The source of that compensation may include the sales load, if any, that you may pay as a shareholder, and/or the Rule 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own.  FIMCO and its affiliates (at their own expense) may pay compensation to financial intermediaries for the promotion and sale of the Funds.  In addition, FIMCO and its affiliates and the Funds may pay compensation to financial intermediaries for shareholder-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communication services.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.  Compensation paid by FIMCO or its affiliates includes amounts from FIMCO’s or its affiliates’ own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from FIMCO or an affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating itself and its salespersons with respect to the Funds.  For example, compensation may be paid to make Fund shares available to customers of a platform or similar program sponsor or for services provided in connection with such platforms and programs.  Such compensation also may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses.  Additionally, it may cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds, FIMCO or an affiliate, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Funds over other potential investments.  The compensation also may cause a financial intermediary to elevate the prominence of the Funds within its organization by, for example, placing it on a list of preferred funds.  You may contact your financial intermediary for details about any such payments it receives from the Funds, FIMCO, or its affiliates, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

6. On page 111, under the heading “Are sales charge discounts and waivers available”, the third full paragraph is deleted and replaced with the following:

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer or your financial intermediary of all Eligible Accounts and shares that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, to receive a waiver or a reduction of a sales charge, you may wish to contact your broker-dealer or financial intermediary concerning your eligibility at the time of purchase.  If you or your broker dealer or financial intermediary does not let the Funds know that you are not eligible for a waiver or reduction, you may not receive a sales charge discount to which you may be eligible. The Fund or your broker-dealer or financial intermediary may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such circumstances, that broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

7. On page 115, under the heading “What are the Fund’s policies on frequent trading in the shares of the Funds”, the fifth full paragraph in that section is deleted and replaced with the following paragraph:

Financial intermediaries that offer Fund shares may be asked to enforce the Funds’ policies to discourage frequent trading.  Financial intermediaries also may have their own policies to deter frequent trading that differ from the Funds’ policies.  In certain cases, the Funds may defer to the intermediary’s policies.  There is no guarantee that all market timing will be detected.  In the case of all the Funds, to the extent that the Funds’ or a financial intermediary’s policies are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

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Please retain this Supplement for future reference.

IEP0813

SUPPLEMENT DATED AUGUST 1, 2013

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2013

1.     All references to the First Investors Life Series Funds and to any individual First Investors Life Series Fund in Part-II of this SAI after the introductory paragraph on page II-1 are deleted.

2.     On page II-34, under the heading “Underwriter and Dealers”, the following is added at the end of the first paragraph as a new paragraph:

FIC may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with FIC during a particular period.  Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

3.     On page II-35, at the end of the section titled “Underwriter and Dealers”, a new section and heading titled “Payments to Financial Intermediaries” is added as follows:

PAYMENTS TO FINANCIAL INTERMEDIARIES

FIC or the financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 fees discussed above.  In addition to those payments, FIMCO, FIC or one or more of their affiliates (collectively, “FIMCO”) may make additional cash payments to intermediaries in connection with the promotion and sale of shares of the Funds.  FIMCO and the Funds also may make payments for certain administrative services.  Payments made by FIMCO are from its own resources which, in the case of FIC, may include the retention of underwriting concessions and payments that FIC receives under the Rule 12b-1 Plans.  These additional cash payments are described below.  The categories described below are not mutually exclusive.  The same financial intermediary may receive payments under more than one or all categories.

Revenue Sharing Payments.  FIMCO may make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of funds.  The benefits that FIMCO receives when it makes these payments include, among other things, placing Funds on the financial intermediary's funds sales system, placing Funds on the financial intermediary's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management.  FIMCO may compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary.

Revenue sharing payments may be calculated on sales of shares of Funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (“Asset-Based Payments”).  Sales-Based Payments primarily create incentives to make new sales of shares of funds and Asset-Based Payments primarily create incentives to retain previously sold shares of funds in investor accounts.  FIMCO may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. FIMCO and the Funds may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting shareholder accounts.  FIMCO and the Funds also may make payments to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing.

Other Cash Payments. From time to time, FIMCO, at its own expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Funds.  This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc.  Such compensation may include financial assistance to financial intermediaries that enables FIMCO to: (1) participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees; (2) participate in client entertainment, client and investor events, and other financial intermediary-sponsored events, and (3) pay travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.

FIMCO is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries.  To the extent financial intermediaries sell more shares of Funds or retain shares of Funds in their clients' accounts, FIMCO benefits from the incremental management and other fees paid to FIMCO by the Funds with respect to those assets.

In certain cases these payments could be significant to the financial intermediary.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus and this SAI.  You may ask your financial intermediary about any payments it receives from FIMCO or the Funds, as well as about fees and/or commissions it charges.

4.	On page II-37, under the heading “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services”, the following is added at the end of the first paragraph as follows:

This section provides additional information regarding our policies when you open an account with and invest in the Funds through FIC.  If you are invested in the Funds through a financial intermediary, please consult with your financial intermediary for information regarding how to purchase, redeem and exchange shares of the Funds, investment minimums and applicable fees.  Your financial intermediary also may charge fees that are in addition to those described in the applicable Fund prospectus.

5.	On page II-43, under the heading “How To Apply for Money Line”, the first two sentences in the first paragraph have been deleted and replaced as follows:

Complete the Electronic Funds Transfer (“EFT”) section of an application.

6.	On page II-44, under the heading “How To Change Money Line”, the fourth paragraph has been deleted and replaced as follows:

For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp (“ADM”).  To change from one bank to another or change your bank number you must also complete and return a new Money Line application.  Allow at least ten (10) Business Days for the change to become effective.

7.	On page II-47, under the heading “Electronic Funds Transfer Redemptions”, the second paragraph has been deleted and replaced as follows:

You must enroll in the Electronic Funds Transfer service before using the privilege (see “Money Line”). To establish EFT redemptions, all owners must sign the application.

8.	On page II-47, under the heading “Electronic Funds Transfer Redemptions”, the fourth paragraph has been deleted and replaced as follows:

Each EFT redemption:

	1.	Must be electronically transferred to your pre-designated bank account; and
	2.	Cannot exceed $250,000 per customer per day.

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Please retain this Supplement for future reference.

EFSAI0813